Indemnification assets	3 Months Ended
Mar. 31, 2021
Business Combinations1 [Abstract]
Indemnification assets	Acquisitions
(a)    Findus Switzerland
On December 31, 2020, the Company completed its acquisition of all of the share capital of Findus Switzerland which produces and sells frozen food in Switzerland for €112.8 million. The deal extends the geographical reach of this brand, complementing the existing business model.
Due to the timing of the acquisition, the valuation of the business had not been completed within the financial statements reported as at December 31, 2020, with the difference between the consideration paid and the book value of assets valued being provisionally allocated to goodwill. The Company has since completed a preliminary fair valuation exercise over the identifiable assets acquired as well as liabilities and contingent liabilities assumed, with any corresponding adjustment necessary being made to the value of goodwill recognized. Furthermore, following customary working capital adjustments, a final payment of €0.8 million will be made to the seller in the second quarter of 2021.
The revised preliminary assessment of the assets are liabilities acquired are as follows:

	As reported December 31, 2020	Adjustments	As restated December 31, 2020
	€m	€m	€m
Assets:
Intangible assets	24.5	41.6	66.1
Property, plant and equipment, including Right-of-use assets	8.9	—	8.9
Current assets	0.2	—	0.2
Inventories	11.5	1.1	12.6
Total assets	45.1	42.7	87.8

Liabilities:
Current liabilities	0.3	—	0.3
Non-current liabilities	6.8	—	6.8
Deferred tax liabilities	1.6	6.4	8.0
Total liabilities	8.7	6.4	15.1

Total identifiable net assets acquired	36.4	36.3	72.7

Total purchase consideration	112.0	0.8	112.8

Total identifiable net assets acquired	(36.4)	(36.3)	(72.7)

Goodwill	75.6	(35.5)	40.1
The preliminary Goodwill recognized on acquisition is €40.1 million. The goodwill recognized is attributable mainly to the growth prospects for the business expected organically and operational synergies.
If new information obtained within one year of the date of acquisition about facts and circumstances that existed at the date of acquisition are identified, then the accounting for the acquisition will be revised. The figures presented include working capital revisions post acquisition.
Restatement of prior year comparatives
IFRS 3 requires fair value adjustments to be recorded with effect from the date of acquisition and consequently result in the restatement of previously reported financial results. The impact on the Statement of Financial Position as at December 31, 2020 is shown below.

	As reported December 31, 2020	Adjustments	As restated December 31, 2020
	€m	€m	€m
Goodwill	1,938.0	(35.5)	1,902.5
Intangible assets	2,114.1	41.6	2,155.7
Inventories	343.2	1.1	344.3
Deferred tax liabilities	(420.7)	(6.4)	(427.1)
Trade and other payables - current	(646.4)	(0.8)	(647.2)
Other assets and liabilities, not affected by restatement	(1,202.1)	—	(1,202.1)
Net assets	2,126.1	—	2,126.1
(b)    Fortenova Group's Frozen Food Business GroupIndemnification assets

€m
Balance at January 1, 2021	15.4
Release of indemnification asset	(5.0)
Balance at March 31, 2021	10.4
As at March 31, 2021, €7.0 million (December 31, 2020: €12.0 million) of the indemnification assets relate to the acquisition of the Findus Group in 2015, which is backed primarily by 342,190 shares that are held in escrow and are valued at $27.46 (€23.39) (December 31, 2020: 618,099 shares valued at $25.42 (€20.69)) each. The shares placed in escrow are being released in stages over a four-year period which began in January 2019 and has continued on each anniversary thereafter. In January 2021, 275,909 shares were released from escrow. As a consequence, the indemnification asset was reduced by a value of €5.0 million in January 2021. The corresponding charge has been recognized within exceptional items in Note 6.
The indemnification asset of €3.4 million (December 31, 2020: €3.4 million) recognized in relation to the Goodfella’s Pizza acquisition relates to several contingent liabilities that arose prior to acquisition.